Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

	RMB	Weighted average amortization period (in years)
Consideration:
Cash	2,925,000
Consideration payable	25,000

Total consideration transferred	2,950,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	175,822
Accounts receivables, net	6,420
Other receivables and prepayments	537,182
Inventories	46,603
Amounts due from related parties	12,821
Other long-term assets	25,000
Deferred tax assets, net	51,252
Property and equipment	461,408	14~20
Land use rights	837,160	30~40
Construction in progress	207,707
Investments in equity method investees	2,322,375

Total assets acquired	4,683,750

	RMB	Weighted average amortization period (in years)
Accounts payables	(69,427)
Advances from customers	(42,795)
Accrued expenses and other current liabilities	(179,574)
Amounts due to related parties	(282,106)
Deferred income	(194,162)
Bank borrowings	(709,954)
Financial guarantee	(8,847)
Deferred tax liabilities	(91,272)
Total liabilities assumed	(1,578,137)

Net assets acquired	3,105,613
Non-controlling interests	(314,537)
Goodwill	158,924

	2,950,000

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

RMB
Consideration:
Cash	547,450
Fair value of the Group’s existing equity interests at the time of acquisition	1,255,895

Total considerations transferred	1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	172,455
Accounts receivables	11,906
Inventories	390
Other receivables and prepayments	21,158
Property and equipment	1,680,199
Land use rights, net	481,400
Deferred tax assets, net	22,447

Total assets acquired	2,389,955
Accounts payables	(168,982)
Advances from customers	(69,855)
Accrued expenses and other current liabilities	(128,058)
Deferred income	(93,243)
Deferred tax liabilities	(305,261)
Total liabilities assumed	(765,399)

Net assets acquired	1,624,556
Non-controlling interests	(228,162)

Goodwill	406,951